Share Capital - Summary of RSU Activity (Details) - RSU	6 Months Ended
Dec. 31, 2024 Equityinstruments $ / shares
Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options [Line Items]
Number of stock units, Granted | Equityinstruments	1,780,614
Number of stock units, end of period | Equityinstruments	1,780,614
Weighted average grant date fair value, Granted | $ / shares	$ 1.18
Weighted average grant date fair value, end of period | $ / shares	$ 1.18